Northeast Investors Trust
Dear Shareholders;
     We are pleased to present our Semi-Annual Report for the six month period ended March 31, 1999. Net assets per share grew from $10.42 to $10.54. In addition, a capital gains distribution of $.17723 per share was paid, and quarterly dividends totaling $.50 per share were distributed to holders. This resulted in a positive total return of 7.89% for the six month period. Total net assets grew from $2,046,655,613 at September 30, 1998 to $2,352,198,421 at March 31, 1999, reflecting a turnaround in the marketplace.

     A 60-year old today has seen, despite talk that inflation is dead, a 1000% increase during his lifetime in the cost of living. It would seem that Mark Twain's reported being dead as premature might obtain. Those that today accept a "riskless" Treasury yield of, say, 5%,and are in the 39.6% tax bracket, barely keep ahead on an after tax basis of even the quiescent inflation we have today. In fact, a goodly portion of the income should be saved to protect one's purchasing power. Hence, even to stay constant much less get ahead economically one has to obtain more than a "riskless" return.

      As to the equity markets, what John Krakauer called "high altitude cerebral edema" in his climb of Mount Everest might well apply to these markets today-at least certain portions of them. The rates of return projected by today's prices fly in the face of the fact that over a 20 year period--one of the best equity markets of history--only slightly more than 1/3 of stocks have given a return of over 10%. One could argue that today's heights have in fact, with the very strong stock market gains these last 15 years, corrected for the superior returns of these stocks, so that future equity market gains will now be realized only through earnings not growth, not multiple expansion. In this context, the high yield bond coupon offers a nearly comparable return, in our opinion, to this earnings growth, with somewhat more predictability than future earnings and price-earning ratios which play such a large part in stock returns.

     On a different subject, as the highly respected former chairman of Vanguard, John Bogle, points out in his new book, many of the 13,000 plus mutual fund sextant today are treated as a product by their sponsors--the fund supermarkets. As fiduciaries in fact, as our very names and positions declare, as well as substantial owners of the shares personally, we view ourselves as managers of investment accounts for you, our co-owners. This governs our thought process with respect to the Trust.

     In the recent period, we added to the energy sector which we saw as unduly depressed, with a turnaround in oil prices so far substantiating this thesis. Our container based and other forest products companies seem to be enjoying rising prices at long last and the good economic conditions are lasting longer than any in history. While this history tells us that economies do turn, so far this economy has had the effect of strengthening the underlying cash flow of the companies in our debt portfolio.

      The year 2000 computer problem has had significant press these last few years. In a recent speech, the President of the Federal Reserve Bank of Boston indicated she felt that most large institutions were ready for it, but Europe, Asia and smaller domestic companies could perhaps have problems. While one can not of course, represent or warrant future perfection or even predict results on anything with absolute accuracy, we believe our efforts will lead to a satisfactory outcome at Northeast in this area.


                                        Respectfully submitted,



                                        Ernest E. Monrad
                                        Chairman of the Trustees


                                                      Distribution Per Share
Fiscal          At End of Fiscal Year                 During Fiscal Year Average
--------------------------------------------------------------------------------
Year    Approximate   Full       Net Asset     Total     From  From     Monthly
Ended   Number of   Shares       Value        Net       Net  Realized  Net Asset
Sept.30 Share
        holders  Outstanding     Per Share    Assets    Income   Gain    Value
          -------  -----------     ---------  ------    ------   ----    -----
1950(a) 67       27,685         $10.12       $ 280,172   $0.22   $0.0000 $ 9.86
1951    113      51,070          11.09         566,238    0.60    0.2709  10.71
1952    159      78,519          11.33         889,359    0.61    0.2597  11.28
1953    193      96,413          10.83       1,044,115    0.65    0.1046  11.57
1954    290     131,031          14.17       1,855,734    0.61    0.2269  12.75
1955    366     159,278          16.93       2,695,322    0.675   0.3886  16.30
1956    417     168,256          16.87       2,837,437    0.745   0.3185  17.65
1957    437     180,360          14.57       2,626,103    0.76    1.2450  16.72
1958    505     210,929          16.55       3,489,777    0.76    0.6658  15.75
1959    694     259,709          16.77       4,354,809    0.76    1.6951  18.36
1960    884     316,915          15.73       4,986,360    0.79    0.5663  16.58
1961    1,156   391,126          17.23       6,739,320    0.80    0.8179  17.33
1962    1,508   492,454          16.48       8,111,024    0.80    0.4345  17.45
1963    2,142   676,976          17.80      12,046,866    0.80    0.4134  17.70
1964    2,800   981,037          18.48      18,122,167    0.83    0.4899  18.36
1965    3,380   1,238,570        18.46      22,855,525    0.84    0.4642  18.80
1966    3,678   1,445,424        16.03      23,163,540    0.86    0.4346  18.08
1967    3,773   1,644,607        17.31      28,454,561    0.90    0.3157  17.08
1968    3,932   1,954,413        17.74      34,657,130    0.94    0.4357  17.31
1969    4,396   2,225,423        15.30      34,032,661    0.99    0.4378  17.07
1970    5,066   2,618,638        14.15      37,049,008    1.035   0.0000  14.57
1971    5,574   3,174,649        15.23      48,329,677    1.10    0.0000  15.04
1972    6,276   3,924,201        15.75      61,787,749    1.15    0.0000  15.74
1973    7,269   4,541,622        15.18      68,896,938    1.14    0.0000  15.62
1974    7,380   4,735,497        12.35      58,446,955    1.16    0.0000  13.95
1975    8,354   5,995,696        13.04      78,126,666    1.21    0.0000  13.10
1976    10,023  8,067,930        14.57     117,514,100    1.25    0.0000  14.02
1977    12,871  10,781,998       14.93     160,882,937    1.28    0.0000  14.96
1978    13,717  11,838,531       14.03     166,015,297    1.28    0.0000  14.34
1979    13,924  12,463,013       13.01     162,045,583    1.285   0.0000  13.89
1980    13,086  12,405,590       11.26     139,586,138    1.34    0.0000  11.78
1981    11,828  12,249,619        9.38     114,852,760    1.395   0.0000  10.35
1982    12,792  13,360,184       10.88     145,243,484    1.41    0.0000  10.01
1983    13,027  14,361,773       11.83     169,821,605    1.44    0.0000  11.96
1984    11,634  15,324,746       10.98     168,229,381    1.46    0.0000  10.34
1985    11,991  17,887,582       12.19     217,989,344    1.46    0.0000  11.77
1986    14,431  23,037,102       13.60     313,197,229    1.46    0.0000  13.17
1987    17,532  26,987,069       12.89     347,841,198    1.46    0.0000  13.63
1988    19,107  33,268,240       12.16     404,218,905    1.94    0.0000  12.13
1989    18,749  34,498,332       11.18     385,389,718    1.54    0.0000  11.64
1990    16,895  31,459,941        8.81     277,133,819    1.43    0.0000  9.78
1991    15,747  35,220,038        8.83     310,667,350    1.34    0.0000  8.36
1992    15,918  47,684,814        9.50     452,773,909    1.15    0.0000  9.22
1993    16,209  47,797,167        9.94     474,975,825    1.02    0.0000  9.68
1994    17,460  58,148,389       10.02     582,093,443    0.99    0.0000  10.27
1995    20,644  77,209,155       10.33     797,559,000    0.96    0.0000  10.01
1996    24,631  110,229,375      10.90   1,200,483,907    0.99    0.0000  10.46
1997    34,213  175,955,357      11.79   2,074,181,767    1.00    0.0000  11.32
1998    38,781  196,523,494      10.42   2,046,655,613    0.96    0.0000  11.58
1999(b) 36,796  223,251,655      10.54   2,352,198,421    0.50    0.1772  10.43
(a) From March 1, 1950, date of organization of the Trust.  The shares were initially sold on March 1,1950 at a net asset value of $10.00 per share.
(b) Six months ended March 31, 1999

Average Annual Total Return (unaudited)
One year ended March 31, 1999                          -2.43%
Five years ended March 31, 1999                        10.32%
Ten years ended March 31, 1999                         10.75%
Yield calculated as of March 31, 1999 (unaudited):      9.51%

                                                    % of
                                   Market Value    Net Assets
Corporate Bonds
Advertising                   $       7,525,000        .35%
Apparel                               26,412,150      1.12%
Building & Construction               19,538,179       .83%
Chemicals                            135,239,500      5.75%
Computer Software & Services           8,820,000       .37%
Conglomerate                          30,491,029      1.30%
Energy/Natural Resources             248,716,240     10.57%
Entertainment                         21,600,000       .92%
Fast Food Services                       277,500       .01%
Financial Services                    14,032,500       .60%
Food & Beverage                      102,556,650      4.36%
Food Processing                      34,832,876       1.48%
Food Service                          9,700,000        .41%
Furniture                            22,450,000        .95%
Gaming                              314,800,038      13.38%
Grocery Stores                      123,799,410       5.26%
Manufacturing/Service Industry       40,786,250       1.73%
Metals & Mining                     167,765,606       7.13%
Miscellaneous Manufacturing          21,038,875        .89%
Office Equipment                     14,288,400        .61%
Paper & Forest Products             183,084,920       7.78%
Petroleum & Drilling                  9,720,000        .41%
Producing & Manufacturing            35,228,350       1.50%
Publishing & Printing                 15,863,050       .67%
Real Estate                           42,124,300      1.79%
Recreation                            41,957,500      1.78%
Retail                                26,040,360      1.11%
Retail Food Chains                   108,585,949      4.62%
Transportation                         4,370,000       .18%
Miscellaneous                         20,138,455       .86%
Total Corporate Bonds              1,851,783,087     78.72%
Total Foreign Bonds                  123,069,239      5.23%
Total Common Stocks                  251,930,164     10.71%
Total Preferred Stocks                 3,921,000       .17%
Total Warrants and Units               1,716,613       .07%
Total Repurchase Agreement            59,465,184      2.53%
Total Investments                  2,291,885,287     97.43%
Cash & Receivables                    70,974,552      3.02%
Total Assets                       2,362,859,839    100.45%
Less Liabilities                    (10,661,418)      (.45)%
Net Assets                         2,352,198,421    100.00%

Corporate Bonds                                                   Market Value
Name of Issuer                                        Principal        (Note B)
Advertising --.35%
Outdoor Communications Co.Sen.Sub.Notes, 9.25%, 8/15/07  7,000,000   $7,525,000

Apparel -- 1.12%
Ann Taylor, Inc. Sub. Notes, 8.75%, 6/15/00^             2,000,000    2,032,500
Polymer Group, Inc. Senior Sub. Notes, 9%, 7/01/07^      5,100,000    5,221,125
Polymer Group, Inc. Senior Sub. Notes, 8.75%, 3/01/08^  18,922,000   19,158,525
                                                                     26,412,150
Building & Construction -- .83%
Aluma Enterprises, Inc., 7.50%, 12/31/01                 4,144,178    3,802,285
Associated Materials,Inc.Sen.Sub.Deb.Notes,9.25%,3/01/08^4,000,000    4,050,000
Henry Company Senior Notes, 10%, 4/15/08                 2,500,000    2,500,000
Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04          5,950,000    6,210,312
Nualt Enterprises, Inc., 12/6%,12/31/04                  7,042,799    2,975,583
                                                                     19,538,179
Chemicals-- 5.75%
Huntsman Corp. Senior Sub. FRN (Libor + .325%), 7/01/07^ 39,500,000  37,130,000
Huntsman Packaging Corp.Sen.Sub.Notes,9.125%,10/01/07^    4,500,000   4,500,000
Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04    14,000,000  14,945,000
LaRoche Ind. Senior Sub. Notes Ser. B, 9.5%, 9/15/07^    18,000,000  13,500,000
PCI (Pioneer) Canada, Inc. Senior Notes, 9.25%,10/15/07   4,000,000   3,200,000
Pioneer Americas Acq. Corp. Senior Notes, 9.25%, 6/15/07 17,500,000  14,525,000
Sterling Chemical, Inc.Senior Sub.Notes,11.75%,8/15/06   12,500,000  11,750,000
Sterling Chemical, Inc.Sen.Sub.Nts.Ser A,11.25%,4/01/07  30,025,000  27,623,000
Sterling Chemical Holding Sen. Disc.Nts, 0/12%,8/15/08#  18,980,000   8,066,500
                                                                    135,239,500
Computer Software & Services -- .37%
Unisys Corporation Senior Notes Series B, 12%, 4/15/03^   8,000,000   8,820,000

Conglomerate -- 1.30%
Jordan Industries Senior Sub.Disc.Nts.,0/11.75%,4/01/09# 21,616,713  13,618,529
Jordan Industries Senior Notes Series C, 10.375%,8/01/07  7,000,000   6,947,500
Jordan Industries Senior Notes, 10.375%, 8/01/07         10,000,000   9,925,000
                                                                     30,491,029

Corporate Bonds--continued                                         Market Value
Name of Issuer                                          Principal       (Note B)
Energy/Natural Resources -- 10.57%
Forest Oil Corp. Senior Sub. Notes, 10.5%, 1/15/06        8,000,000  $8,240,000
Giant Industries Sen. Sub. Notes, 9.75%, 11/15/03^        3,190,000   3,142,150
Harcor Energy, Inc. Senior Notes, 14.875%, 7/15/02        4,982,000   5,579,840
Husky Oil Ltd., 8.9/11.1875%, 8/15/28                    20,000,000  19,700,000
Kelley Oil Corp. Senior Sub. Notes, 10.375%, 10/15/06     7,500,000   4,687,500
Key Energy Service, Inc. Sen. Sub. Units, 14%, 1/15/09   15,000,000  14,250,000
Nuevo Energy Co. Senior  Notes, 9.5%, 4/15/06             1,145,000   1,162,175
Nuevo Energy Co. Senior Sub.Nts. Series B,8.875%, 6/01/08 9,500,000   9,310,000
Ocean Energy, Inc. Senior Sub. Notes, 8.875%, 7/15/07    20,000,000  19,850,000
P & L Coal Holdings Corp. Sen.Sub. Notes, 9.625%,5/15/08 25,000,000  25,937,500
Parker & Parsley Senior Notes, 8.875%, 4/15/05            9,330,000   9,050,100
Parker Drilling Co.Sen. Sub.Nts. Ser. D, 9.75%, 11/15/06 31,195,000  25,735,875
Pogo Producing Co. Sen. Sub. Nts. Ser. B, 8.75%, 5/15/07  2,000,000   1,860,000
Pogo Producing Co. Senior Sub. Notes, 10.375%, 2/15/09   10,000,000  10,150,000
R&B Falcon Corp. Senior Notes Series B, 6.5%, 4/15/03     5,000,000   4,200,000
R&B Falcon Corp. Senior Notes Series B, 6.75%, 4/15/05   28,340,000  22,388,600
R&B Falcon Corp Senior Notes Series B, 6.95%, 4/15/08     5,000,000   3,700,000
R&B Falcon Corp, 9.5%, 12/15/08                          10,000,000   8,825,000
Santa Fe Energy Resource Comp. Sen.Sub.Deb.,11%,5/15/04^ 10,000,000  10,450,000
Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08    25,000,000  24,437,500
Universal Compression Inc.Sen.Disc.Nts,0/9.875%,2/15/08#^22,500,000  13,500,000
Wiser Oil Co. Senior Sub. Notes, 9.5%, 5/15/07            4,000,000   2,560,000
                                                                    248,716,240
Entertainment -- .92%
Marvel Holdings Senior Notes, 0%, 4/15/98~                5,000,000      50,000
Premier Parks Senior Notes, 12%, 8/15/03                 20,000,000  21,550,000
                                                                     21,600,000
Fast Food Service -- .01%
Boston Chicken Disc. Convertible Notes, 0%, 6/01/15~     18,500,000     277,500
Financial Services -- .60%
Mercury Finance Senior Notes, 10%, 3/23/01                5,000,000   4,650,000
RBF Finance Comp. Senior Sec. Notes, 11%, 3/15/06         6,000,000   6,240,000
RBF Finance Comp. Senior Sec. Notes, 11.375%, 3/15/09     3,000,000   3,142,500
                                                                     14,032,500
Food & Beverage -- 4.36%
Chiquita Brands Intl., Inc. Sen. Nts, 10.25%, 11/01/06    5,000,000   5,168,750
Envirodyne Industries, Inc. Senior Nts, 10.25%,12/01/01^ 20,395,000  13,868,600
Keebler Corp. Senior Sub. Notes, 10.75%, 7/01/06         10,000,000  11,137,500
Mrs. Field's Original Cookies Sen. Nts, 10.125%,12/01/04  3,500,000   3,325,000
Specialty Foods Corp. Senior Notes, 10.25%, 8/15/01      49,600,000  46,996,000
Specialty Foods Corp. Sen. Nts Ser B, 11.125%, 10/01/02  23,040,000  22,060,800
                                                                    102,556,650

Corporate Bonds--continued                                         Market Value
Name of Issuer                                        Principal       (Note B)
Food Processing -- 1.48%
Del Monte Foods Corp.Sen Disc. Nts.Ser.B,0%, 12/15/07#  15,595,000 $ 11,579,287
Premium Standard Farms, Inc. Senior Nts., 11%, 9/17/03  10,652,470   11,013,589
SC International Service,Inc.Sen Sub.Nts,9.25%,9/01/07^ 12,000,000   12,240,000
                                                                     34,832,876
Food Service -- .41%
B&G Foods Senior, Inc. Sub. Notes, 9.625%, 8/01/07^     10,000,000    9,700,000

Furniture-- .95%
Lifestyle Furnish.Intl.Ltd. Sen.Sub.Nts,10.875%,8/01/06 20,000,000   22,450,000
Gaming -- 13.38%
Aztar Corp. Senior Sub. Notes, 11%, 10/01/02             1,652,000    1,687,105
Aztar Corp. Senior Sub. Notes, 13.75%, 10/01/04^        35,548,000   39,147,235
Boyd Gaming Senior Sub. Notes, 9.5%, 7/15/07            45,000,000   46,125,000
Eldorado Resorts Senior Sub. Notes, 10.5%, 8/15/06       1,500,000    1,595,625
Fitzgeralds Gaming Corp. Sen Sec. Nts, 12.25%, 12/15/04  5,000,000    2,250,000
GB Property Funding Corp. Mort. Notes, 10.875%, 1/15/04~17,350,000    9,173,813
MGM Grand, Inc. Sen. Collateralized Nts,6.875%, 2/06/08 27,700,000   25,146,060
Players International, Inc. Sen Nts, 10.875%, 4/15/05   15,000,000   16,050,000
Rio Hotel & Casino, Inc. Sen Sub. Nts, 10.625%, 7/15/05  2,000,000    2,162,500
Rio Hotel & Casino, Inc. Sen Sub. Nts, 9.5%, 4/15/07    20,500,000   22,550,000
Riviera Holdings Corp. First Mortgage Nts, 10%, 8/15/04 17,000,000   15,045,000
Station Casinos, Inc. Senior Sub. Nts, 10.125%, 3/15/06  5,100,000    5,406,000
Station Casinos, Inc. Senior Sub. Notes, 9.75%, 4/15/07  1,000,000    1,057,500
Trump Atlantic City First Mtg Nts, 11.25%, 5/01/06      90,530,000   80,571,700
Venetian /Las Vegas Sands Mtg. Notes, 12.25%, 11/15/04  34,000,000   35,020,000
Venetian/Las Vegas Sands Sen.Sub.Nts,10/14.25%,11/15/05 12,500,000   11,812,500
                                                                    314,800,038
Grocery Stores -- 5.26%
Fleming Co., Inc. Medium Term Notes, 9.24%, 2/28/00^    5,000,000     4,963,000
Fleming Co., Inc. Medium Term Nts Ser B, 8.74%,9/19/02 10,000,000     9,604,000
Fleming Co., Inc. Medium Term Nts Ser C,6.04%,7/19/00^  5,000,000     4,759,000
Fleming Co., Inc. Senior Sub. Notes, 10.5%, 12/01/04^  20,000,000    18,750,000
Fleming Co., Inc. Sen Sub. Nts Ser B, 10.625%,7/31/07  18,000,000    16,650,000
P&C Food Market Senior Notes, 11.5%, 10/15/01~         11,590,000     5,447,300
Pathmark Stores Senior Sub. Notes, 9.625%, 5/01/03     23,000,000    23,575,000
Penn Traffic Co. Senior Notes, 10.25%, 2/15/02^~       32,518,000    15,283,460
Penn Traffic Co. Senior Notes, 11.50%, 4/15/06^~       29,395,000    13,815,650
Star Markets Co. Senior Sub. Notes, 13%, 11/01/04      10,000,000    10,950,000
Victory Markets, Inc. Sub. Notes, 12.5%, 3/15/00~       2,000,000         2,000
                                                                    123,799,410
Manufacturing/Service Industry -- 1.73%
Axia, Inc. Senior Sub. Notes, 10.75%, 7/15/08          10,000,000     9,625,000
Haynes International Senior Notes, 11.625%, 9/01/04    10,000,000    10,950,000
Key Components LLC Senior Notes, 10.5%, 6/01/08         7,500,000     7,125,000
Safelite Glass Corp.Sen Sub. Nts.Ser B,9.875%,12/15/06  7,000,000     6,536,250
Safelite Glass Corp. Senior Sub. Nts., 9.875%, 12/15/06 7,500,000     7,125,000
                                                                     40,786,250

Corporate Bonds--continued                                         Market Value
Name of Issuer                                          Principal       (Note B)
Metals & Mining -- 7.13%
AK Steel Corporation Senior Notes, 10.75%, 4/01/04^    35,500,000  $ 37,133,000
Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07~      20,000,000     1,600,000
CF&I Acquisition Term Loan, 9.5%, 3/31/03               8,300,504     7,511,956
Golden Northwest Alum First Mtg Nts., 12%, 12/15/06    12,500,000    12,375,000
Inland Steel Corp. First Mtg Nts. Ser R, 7.9%,1/15/07   6,500,000     6,305,000
Kaiser Aluminum Chem Corp. Sub. Nts, 12.75%, 2/01/03   46,230,000    44,727,525
Kaiser Aluminum Chem Corp Ser B, 10.875%, 10/15/06     13,500,000    13,770,000
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07        14,000,000    13,090,000
National Steel Corp. First Mtg Nts, 8.375%, 8/01/06     7,500,000     7,453,125
Ormet Corp. Senior Notes, 11%, 8/15/08^                15,000,000    13,800,000
Weirton Steel Corp. Senior Notes, 10.875%, 10/15/99^   10,000,000    10,000,000
                                                                    167,765,606
Miscellaneous Manufacturing -- .89%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06      6,645,000      6,478,875
Evenflo Company, Inc. Senior Notes, 11.75%, 8/15/06    7,000,000      7,140,000
Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08   7,000,000      7,420,000
                                                                     21,038,875
Office Equipment -- .61%
Dictaphone Corp. Senior Sub. Notes, 11.75%, 8/01/05   19,845,000     14,288,400

Paper/Forest Products -- 7.78%
Container Corp. Senior Notes, 11.25%, 5/01/04         10,500,000     11,077,500
Crown Paper Co. Senior Sub. Notes, 11%, 9/01/05        1,500,000      1,282,500
Florida Coast Paper Co. First Mtg Nts, 12.75%, 6/01/03 7,000,000      3,080,000
Four M Corporation Senior Notes, Ser B, 12%, 6/01/06   1,500,000      1,140,000
Gaylord Container Corp. Senior Notes, 9.75%, 6/15/07  19,000,000     18,335,000
Gaylord Container Corp. Senior Notes, 9.375%, 6/15/07 15,000,000     14,268,750
Gaylord Container Corp. Sen Sub. Nts, 9.875%, 2/15/08^30,000,000     26,400,000
Maxxam Group Holdings, Inc. Senior Notes, 12%, 8/01/03 7,000,000      7,490,000
Packaging Resources, Inc. Senior Nts,11.625%, 5/01/03^ 8,800,000      9,108,000
Stone Container Corp. Senior Sub. Nts, 11.5%,10/01/04 12,580,000     13,177,550
Stone Container Corp. Senior Notes, 12.58%, 8/01/16^  43,100,000     46,063,125
Stone Container Corp. Sen Sub. Units, 12.25%,4/01/02  10,000,000     10,050,000
Stone Container Corp. Senior Notes, 11.5%, 8/15/06^   20,000,000     21,425,000
WTD Industries Senior Sub. Notes, 8%, 6/30/05            340,900        187,495
                                                                    183,084,920
Petroleum & Drilling -- .41%
Pride International, Inc. Senior Nts, 9.375%,5/1/07  10,125,000       9,720,000

Producing & Manufacturing -- 1.50%
Motors & Gears, Inc.Senior Nts Ser D,10.75%,11/15/06 23,110,000      23,918,850
Tokheim Corp. Senior Sub. Notes, 11.375%, 8/01/08     5,500,000       5,747,500
Tokheim Corp. Junior Notes, 12%, 9/30/08 PIK          7,725,000       5,562,000
                                                                     35,228,350

Publishing & Printing -- .67%
American Pad & Paper Sen Sub. Notes, 13%, 11/15/05   26,005,000      15,863,050

Corporate Bonds--continued                                         Market Value
Name of Issuer                                        Principal       (Note B)
Real Estate -- 1.79%
Jamboree LLC Class A Sen Secured Nts, 8.18%, 3/27/02  5,136,000      $5,033,280
Jamboree LLC Class B Sen Sub. Nts, 8.93%, 3/27/02 PIK 1,399,000       1,371,020
Rockefeller Center Properties Conv.Deb.,0%,12/31/00  47,000,000      35,720,000
                                                                     42,124,300
Recreation -- 1.78%
Coast Hotels & Casinos Sen Sub. Nts, 9.5%, 4/01/09   10,000,000      10,100,000
Genmar Holdings, Inc. Sen Sub. Nts, 13.5%, 7/15/01   18,000,000      18,180,000
Outboard Marine Corp. Debentures, 9.125%, 4/15/17^    9,750,000       7,117,500
Outboard Marine Corp. Senior Notes, 10.75%, 6/01/08   8,000,000       6,560,000
                                                                     41,957,500
Retail -- 1.11%
Bradlees, Inc. Senior Sub. Notes, 11%, 8/01/02~       2,000,000           1,760
Bradlees, Inc. Senior Sub. Notes, 9.25%, 3/01/03~    15,455,000          13,600
Eyecare Ctrs of America, Inc.Sen Nts,9.125%,5/01/08  10,000,000       8,700,000
Eye Care Centers Sub. FRN (Libor + .398%), 5/01/08    5,000,000       4,200,000
National Vision Senior Notes, 12.75%, 10/15/05       12,500,000      13,125,000
                                                                     26,040,360
Retail Food Chains -- 4.62%
Advantica Restaurant Group Sen Nts, 11.25%,1/15/08  58,768,700       59,944,074
American Restaurant Group Sen Nts, 11.5%, 2/15/03^  15,500,000       13,969,375
FRD Acquisition Senior Notes, 12.5%, 7/15/04^       13,000,000      13,650,000
Family Restaurants, Inc. Sen Nts, 9.75%, 2/01/02    18,000,000      11,160,000
Planet Hollywood Intl. Sen Sub. Nts, 12%, 4/01/05   12,500,000       2,437,500
Romacorp, Inc. Senior Notes, 12%, 7/01/06            7,500,000       7,425,000
                                                                   108,585,949
Transportation -- .18%
Moran Transportation Co. Mtg Nts, 11.75%, 7/15/04^   4,000,000       4,370,000

Miscellaneous -- .86%
Hines Horticulture Senior Sub. Nts, 11.75%, 10/15/05 1,951,000       2,107,080
Iron Mountain, Inc. Sen Sub. Nts, 10.125%, 10/01/06  2,500,000       2,700,000
Mosler, Inc. Senior Notes, 11%, 4/15/03             10,340,000       8,272,000
Precise Technology, Inc.Sen Sub.Nts,11.125%,6/15/07  7,500,000       7,059,375
                                                                    20,138,455
Total Corporate Bonds--78.72% (cost--$2,045,026,953)              1,851,783,087

Foreign Bonds--                                                    Market Value
Name of Issuer                                         Principal       (Note B)
Foreign Bonds -- 5.23%
Greycoat PLC Finsbury Circus, 12.50%, 4/01/02 GBP   15,000,000      $20,816,700
Argentina Global Bonds, 9.75%, 9/19/27              32,751,000       27,101,453
Brazil C Bond Debentures, 8%, 4/15/14               11,776,200        7,441,086
Rep of Brazil Dsc.Ser Z-L FRN(Libor+.8125%),4/15/24 38,000,000       23,560,000
Republic of Korea Unsub., 8.875%, 4/15/08           35,000,000       37,231,250
Venezuela Par, 6.75%, 3/31/20                       10,000,000        6,918,750
Total Foreign Bonds--5.23% (cost--$125,713,782)                     123,069,239

                                                   Number of       Market Value
Stocks --                                             Shares            (Note B)
Common Stock -- 10.71%
Advantica Restaurant Group+                          1,217,762       $6,088,810
Bankers Trust NY^                                      350,000       30,887,500
Chase Manhattan Corp                                   400,000       32,525,000
Chubb Corp^.                                           500,000       29,281,250
Crompton & Knowles Corp.                                93,024        1,465,128
Darling International, Inc.+                           745,530        1,351,273
Gaylord Container Corp.+.                            1,243,799        9,328,493
Grand Union Co.+.                                      932,146       10,486,643
International Airline Support Group+                   224,540          898,160
Jamboree Office REIT                                    50,307        4,125,174
JPS Capital+                                         1,038,823        5,843,379
J P Morgan & Co.^                                      200,000       24,675,000
Leucadia National Corp.                                242,608        7,338,892
Little Switzerland, Inc.+                              273,659          530,214
MAXXAM, Inc.+                                          200,000       10,075,000
NL Industries                                        1,000,000        9,000,000
Specialty Equipment Co.+                               400,000       11,050,000
Smurfit-Stone Container Corp.+                         257,143        4,966,066
Town & Country                                          92,057           74,566
US Leather, Inc.+                                    1,007,308        2,014,616
Walter Industries, Inc.                                500,000        5,625,000
WestPoint Stevens, Inc.+^                            1,270,000       44,300,000
Total Common Stocks--10.71%  (cost--$215,907,941)                   251,930,164

Preferred Stocks -- .17%
American Restaurant Group Units,  12% PIK                3,921        3,921,000
Total Preferred Stocks--.17% (cost--$3,927,965)                       3,921,000

Warrants and Units                                   Number of     Market Value
Name of Issuer                                         Shares or Units (Note B)
Warrants -- .07%+
Federated Dept. Stores C Warrants                       10,000         $153,750
Federated Dept. Stores D Warrants                       25,000          387,500
Homeland Holding Corp. Warrants                          6,687               67
Marvel Class A Warrants                                 12,956            2,332
Marvel Class B Warrants                                  8,306               83
Marvel Class C Warrants                                 21,941            1,317
Wherehouse Entertainment A Warrants                     81,164          968,936
Wherehouse Entertainment B Warrants                     14,091          108,430
Wherehouse Entertainment C Warrants                     14,091           94,198
Total Warrants--.07%  (cost--$1,084,641)                              1,716,613

                                                                      Principal
Repurchase Agreement--2.53%
Investors Bank & Trust Repurchase
                       Agreement 4.40% due 4/1/99 59,465,184        $59,465,184
Total Repurchase Agreement--2.53%  (cost--$59,465,184)**        59,465,184
        Total Investments--97.43%  (cost--$2,451,126,466)       $ 2,291,885,287

** Acquired on March 31, 1999. Collateralized by $62,438,668 of various U.S. Government mortgage-backed securities, due through 12/15/23. The maturity value is $59,472,452. As an operating policy, the Trust, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements.-(see Note G)


~       Non-income producing security due to default or bankruptcy filing
+       Non-income producing security
# Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion. ^ Pledged to collateralize short-term borrowings (See Note F) PIK Payment in Kind GBP Principal denoted in British Pounds Sterling Federal Tax Information: At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $2,451,126,466. Net unrealized depreciation aggregated $158,677,960 of which $110,445,914 related to appreciated investment securities and $269,123,874 related to depreciated investment securities.


The accompanying notes are an integral part of the financial statements.


Six Months Ended March 31, 1999

Assets
Investmentsat market value (cost  $2,451,126,466 Note B ) $2,291,885,287
Interest receivable                                           61,604,591
Interest   receivable,   (foreign  securities)                   192,623
Receivable  for  securities  sold                                837,277
Receivable  for shares of  beneficial interest  sold           7,595,811
Receivable   for  dividends                                      744,250
Total  Assets                                              2,362,859,839

Liabilities  Payable for investments  purchased                5,126,806
Payable for shares of beneficial interest repurchased          2,427,050
Trustee fees payable Note C                                    2,943,972
Accrued expenses                                                 160,620
IRA fees payable                                                   2,970
Total  Liabilities                                            10,661,418
Net Assets                                                $2,352,198,421

Net Assets Consist of (Note B):
Capital, ata $1.00 par value                               $ 223,251,655
Paid in surplus                                            2,274,082,860
Accumulated net investment  income                            11,342,548
Accumulated  net  realized  gain on  investments               2,762,537
Net unrealized  depreciation of investments                 (159,241,179)
Net Assets, for 223,251,655  shares  outstanding          $2,352,198,421
Net Asset Value,  offering price and redemption
price per share ($2,352,198,421/223,251,655 shares)              $10.54

The accompanying notes are an integral part of the financial statements.

Six Months Ended March 31, 1999

Investment Income
Interest                                                    $112,539,052
Dividends                                                      2,331,436
Other Income                                                   1,228,117
Total Income                                                 116,098,605
Expenses
Trustee feesNote C                                            $5,839,296
Interest Expense                                                 898,910
Administrative expenses and salaries                             437,022
Printing, postage and stationery                                 185,423
Computer and related expenses                                    119,133
Legal fees                                                        52,565
Registration and filing fees                                      51,194
Auditing fees                                                     39,478
Telephone                                                         30,926
Custodian fees                                                    27,398
Other expenses                                                    22,309
Insurance                                                         13,202
Total Expenses                                                 7,716,856
Net Investment Income                                        108,381,749
Realized and Unrealized Gain (Loss) on InvestmentsNote B:
Net realized gain from investment transactions                 4,387,096
Change in unrealized depreciation of  investments
and assets and liabilities in foreign currencies              57,021,849
Net Increase in Net Assets Resulting from Operations        $169,790,694


The accompanying notes are an integral part of the financial statements.

                                                   Six Months
                                                   Ended           Year Ended
                                                   March 31,       September 30,
                                                     1999             1998
Increase (Decrease) in Net Assets
From Operations:
Net investment income   .                         $108,381,749    $201,723,086
Net realized gain from investment transactions       4,387,096      37,473,557
Change in unrealized depreciation of investments    57,021,849    (339,027,495)

Net Increase (Decrease) in Net Assets Resulting
from Operations                                    169,790,694     (99,830,852)

Distributions to Shareholders from Net Investment
Income($.50 and $.96 per share, respectively)     (107,019,109)   (191,510,245)

Distributions to Shareholders from Capital Gains   (36,970,580)        -
($.17723 and $0 per share, respectively)
Total Distributions                                (143,989,689)   (191,510,245)

From Net Trust Share TransactionsNote D             279,741,803     263,814,943

Total Increase (Decrease) in Net Assets            305,542,808     (27,526,154)
Net Assets:
Beginning of Period                               2,046,655,613   2,074,181,767

End of Period (including undistributed
net investmentincome of $11,342,548 and
$9,892,802, respectively)                        $2,352,198,421  $2,046,655,613


The accompanying notes are an integral part of the financial statements.

                            Six months
                           Ended March
                            31, 1999           Year Ended September 30,

Per Share Data            (unaudited)  1998    1997    1996    1995    1994    1993    1992    1991    1990
Net Asset Value:
Beginning of Period            $10.42  $11.79  $10.90   $10.33 $10.02  $9.94   $9.50   $8.83   $8.81  $11.18

Income From Investment Operations:
Net investment income            .50     1.01    .98     .98     .98     .98    1.04    1.15    1.32    1.45
Net realized and unrealized gain
(loss) on investment             .30    (1.42)   .91     .58     .29     .09     .42     .67     .04   (2.39)

Total from investment operations .80     (.41)  1.89    1.56    1.27    1.07    1.46    1.82    1.36    (.94)

Less Distributions:
   Net investment income         (.50)   (.96)   (1.00)  (.99)   (.96)   (.99)   (1.02)  (1.15)  (1.34)  (1.43)
 Capital Gain                    (.18)      -       -       -        -


Total Distributions:            (.68)   (.96)   (1.00)  (.99)   (.96)     (.99)   (1.02)  (1.15)  (1.34)  (1.43)

Net Asset Value:
  End of Period                 $10.54  $10.42  $11.79  $10.90  $10.33     $10.02  $9.94   $9.50   $8.83   $8.81

Total Return                    7.89%   (4.13)% 18.16%  15.98%  13.44%   10.96%  16.25%  21.85%  17.63%  (8.87)%


Ratios & Supplemental Data

Net assets end of period
(in millions)                $2,352.1  $2,046.7 $2,074.2 $1,200.5 $797.6  $582.1  $ 475.0   $452.8 $310.7 $277.1
Ratio of operating expenses to
average net assets              .61%**   .61%      .64%    .66%    .67%    .70%    .73%    .79%     .88%    .78%

Ratio of interest expense to average
 net assets                     .08%**   .09%      .01%    .03%    .35%    .36%    .48%    .65%    1.01%    .69%

Ratio of net investment income
to average net assets          9.66%**  8.73%     8.65%   9.41%   9.77%   9.37%  10.53%  12.36%   15.38%  14.35%
Portfolio turnover rate       16.57%** 63.80%    33.44%  32.01%  40.58%  73.36%  75.72%  59.41%   33.77%  21.23%

**Annualized

Note A Organization
Northeast Investors Trust (the Trust), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended. Note BSignificant Accounting Policies Significant accounting policies of the Trust are as follows:Valuation of  Investments:  Securities  for which market  quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.
State Income  Taxes:  Because the Trust has been  organized by an Agreement  and
Declaration  of  Trust  executed   under  the  laws  of  the   Commonwealth   of
Massachusetts,  it is not  subject to state  income or excise  taxes.  Net Asset
Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.
Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trusts distributions and dividend income are recorded on the ex-dividend date.
Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as
 Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis by means of the effective-yield method.Security Transactions:
Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.Use of
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Note C Trustees Compensation
Trustees compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. Note DShares of Beneficial Interest
At March 31, 1999, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                            Six Months Ended        Year Ended
                                            March 31, 1999   September 30, 1998
                          Shares           Amount          Shares           Amount
Shares sold             81,643,412      $851,914,499    112,631,489      $1,326,752,223
Shares issued to shareholders
in reinvestment of distributions from
net investment income    9,602,671       99,033,572      11,101,310         129,960,243

                        91,246,083      950,948,071     123,732,799       1,456,712,466
Shares repurchased     (64,517,922)    (671,206,268)   (103,164,662)     (1,192,897,523)

Net Increase            26,728,161     $279,741,803      20,568,137        $263,814,943

Note E Purchases and Sales of Investments
Purchases and sales of securities, other than short-term and government securities, aggregated $263,058,886 and $177,265,450, respectively, for the period ended March 31, 1999.
Note F Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 1999 the Trust has unused lines of credit amounting to $215,000,000. The committed lines of credit may be terminated at the banks option at their annual renewal dates. The following information relates to aggregate short-term borrowings for the

Six month period ended March 31, 1999:

Maximum  amount  outstanding  at  any  month  end                $103,826,536
Average  amountoutstanding (total of daily outstanding
principal balances divided by number of days with
debt outstanding  during the period)                             $141,181,955
Average annualized interest rate                                        5.83%

Interest expense includes commitment fees of $74,172. Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and market values aggregating $462,671,000 and $472,093,570, respectively, have been pledged to collateralize short-term borrowings.
Note G Repurchase Agreement On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trusts custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Trustees
Ernest E. Monrad        C. Earl Russell
Robert B. Minturn, Jr.  Fred L. Glimp
Bruce H. Monrad J. Murray Howe
Officers
Ernest E. Monrad, Chairman
William A. Oates, Jr., President
Gordon C. Barrett, Executive Vice President & Treasurer
Bruce H. Monrad, Executive Vice President
Robert B. Minturn, Jr., Vice President & Clerk
Kelly A. Beatty, Asst. Vice President
Lisa A. Hislop, Asst. Vice President
Lynn A. Manton, Asst. Vice President
Nancy A. Holler, Asst. Vice President
Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA  02116
Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111
Transfer Agent
Northeast Investors Trust
50 Congress Street
Boston, Massachusetts 02109
This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trusts shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trusts future performance, and that the Trusts investments are subject to market risks. Shares of the Fund are sold to investors at net asset value by Northeast Investors Trust 50 Congress Street
Boston, Massachusetts 02109
800-225-6704
617-523-3588
The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Investors, NE Inv Tr.